Stock Based Compensation - Assumptions Used To Estimate Fair Value For Stock Options Granted (Details) (USD $)	9 Months Ended	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2015
Incentive Equity Awards Converted From ADP Awards
Assumptions used
Risk-free interest rate	1.10%
Dividend yield	1.10%
Weighted average volatility factor	23.90%
Weighted average expected life (in years)	3 years 4 months 24 days
Weighted average fair value (in dollars)	$ 12.50
Employee Stock Option
Assumptions used
Risk-free interest rate		1.60%
Dividend yield		1.10%
Weighted average volatility factor		25.60%
Weighted average expected life (in years)		6 years 3 months 18 days
Weighted average fair value (in dollars)		$ 10.24